Income Taxes (details) - Additional Tax Details - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of unrecognized tax benefits [Roll Forward]
Unrecognized tax benefits, balance at January 1	$ 16	$ 23
Additions for tax positions of prior years	3	2
Reductions for tax positions of prior years	(6)	(9)
Unrecognized tax benefits, balance at December 31	13	16	$ 23
Unrecognized tax benefits that, if recognized, would affect the annual effective tax rate	7	4
Amount of unrecognized tax benefits that are tax positions for which the ultimate deductibility is certain, but for which there is uncertainty about the timing of deductibility	6	12
Amount of interest recognized on unrecognized tax benefits in income taxes	31		$ 31
Amount of interest benefit recognized on unrecognized tax benefits in income taxes		(32)
Accrued payment of interest balance for unrecognized tax benefits	$ 57	$ 26